Restructuring and related expenses	12 Months Ended
Dec. 31, 2014
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

Restructuring-related activities

        In 2014, 2013 and 2012, the Company executed minor restructuring-related activities and incurred charges of $235 million, $252 million, and $180 million, respectively, which were mainly recorded in "Total cost of sales".

($ in millions)	2014	2013	2012
Employee severance costs	177	154	92
Estimated contract settlement, loss order and other costs	31	78	72
Inventory and long-lived asset impairments	27	20	16

Total	235	252	180

        At December 31, 2014 and 2013, the balance of restructuring and related liabilities is primarily included in "Other provisions".